ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Vendors expenses payable	$ 3,676,000	$ 7,616,000	$ 1,769,000
Accrued expenses	$ 1,842,000	2,614,000	$ 2,266,000
Semi Cab Inc [Member]
Vendors expenses payable		668,000		$ 810,000
Accrued expenses		$ 149,000		$ 151,000